Commitments and Contingencies - Additional Information (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
Capital expenditure commitments	¥ 681,263	$ 104,408
Purchase agreement, termination date	August 2020	August 2020
Others, Net
Commitments And Contingencies Disclosure [Line Items]
Loss contingency accrual	¥ 32,558		$ 4,990
Minimum
Commitments And Contingencies Disclosure [Line Items]
Capital expenditure commitments, period	1 year	1 year
Maximum
Commitments And Contingencies Disclosure [Line Items]
Capital expenditure commitments, period	2 years	2 years